Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	42,000,000	42,000,000
Common stock, shares issued	28,899,402	24,102,866
Common stock, shares outstanding	28,899,402	24,102,866